Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Operating Lease, Liability, Maturity

	Future Base Rent Payments
(In thousands)	Operating Leases	Direct Financing Leases (1)
2021	$663	$84
2022	682	86
2023	684	88
2024	686	90
2025	691	93
Thereafter	28,690	7,407
Total minimum lease payments	32,096	7,848
Less: amounts representing interest	(22,941)	(3,011)
Total present value of minimum lease payments	$9,155	$4,837
_______
(1) The Direct Finance Lease liability is included in Accounts Payable and accrued expenses on the balance sheet as of December 31, 2020. The Direct Financing lease asset is included as part of building and improvements as the land component was not required to be bifurcated under ASU 840.
Finance Lease, Liability, Maturity

	Future Base Rent Payments
(In thousands)	Operating Leases	Direct Financing Leases (1)
2021	$663	$84
2022	682	86
2023	684	88
2024	686	90
2025	691	93
Thereafter	28,690	7,407
Total minimum lease payments	32,096	7,848
Less: amounts representing interest	(22,941)	(3,011)
Total present value of minimum lease payments	$9,155	$4,837
_______
(1) The Direct Finance Lease liability is included in Accounts Payable and accrued expenses on the balance sheet as of December 31, 2020. The Direct Financing lease asset is included as part of building and improvements as the land component was not required to be bifurcated under ASU 840.